CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 3,042	$ 1,253	$ 1,910
Adjustments to reconcile net income to net cash provided by operations:
Depreciation And Amortization	1,508	1,642	1,708
Net change in operating assets and liabilities	290	968	414
Deferred Income Taxes Net And Uncertain Tax Positions	(226)	(1,380)	(690)
Research and development in process	0	5	73
Impairment of long lived assets	387	524	1,071
Stock-based compensation	95	64	82
Other items	30	143	7
Loss (gain) from sale of long lived assets and investments	1	18	(3)
Net cash provided by operating activities	5,127	3,237	4,572
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(363)	(39)	0
Purchase of property, plant and equipment	(929)	(1,031)	(1,104)
Purchase of investments and other assets	(324)	(160)	(201)
Proceeds From Sales of Long Lived Assets And Investments	196	187	264
Other investing activities	(30)	(104)	(93)
Net cash used in investing activities	(1,450)	(1,147)	(1,134)
Financing activities:
Proceeds From Senior Notes Net	0	0	3,783
Purchase of treasury shares	(500)	(497)	(1,161)
Net change in short-term debt	(385)	384	(2,492)
Dividends paid	(1,156)	(1,089)	(855)
Proceeds from exercise of options by employees	514	91	14
Proceeds From Long Term Loans And Other Long Term Liabilities	0	338	1,241
Repayment of long-term loans And Other Long Term Liabilities	(839)	(3,133)	(2,213)
Other financing activities	(9)	23	5
Net cash used in financing activities	(2,375)	(3,883)	(1,678)
Translation adjustment on cash and cash equivalents	(114)	(48)	23
Net change in cash and cash equivalents	1,188	(1,841)	1,783
Balance of cash and cash equivalents at beginning of year	1,038	2,879	1,096
Balance of cash and cash equivalents at end of year	2,226	1,038	2,879
Supplemental disclosure of cash flow information
Interest paid	294	331	297
Income taxes paid, net of refunds	675	1,298	614
Amendment Sixty Nine And Tax Audits Payments	790
Net change in operating assets and liabilities
Accounts receivable net of sales reserves and allowances	710	85	936
Inventories	230	399	(511)
Other current assets	(36)	106	(54)
Accounts payable and accruals and other current liabilities	(614)	378	(19)
Inventory Step Up	0	0	62
Net change in operating assets and liabilities	$ 290	$ 968	$ 414